Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

in CHF thousands	Lab equipment	Office equipment	IT hardware	Right-of-use assets	Leasehold improvements	Total
2021
Cost
At January 1, 2021	8,337	660	1,119	9,616	317	20,049
Additions	438	51	154	—	290	933
Disposals	(22)		(74)			(96)
At December 31, 2021	8,754	711	1,199	9,616	607	20,887
Accumulated depreciation
At January 1, 2021	(6,602)	(617)	(757)	(2,414)	(273)	(10,662)
Depreciation charge for the year	(583)	(36)	(329)	(1,200)	(25)	(2,174)
Disposals	22	—	74	—	—	96
At December 31, 2021	(7,164)	(653)	(1,012)	(3,614)	(298)	(12,741)
Carrying amount at December 31, 2021	1,590	59	186	6,002	309	8,146
The right-of-use assets relate to the facilities the Group is leasing in Schlieren, Switzerland. The additions to the right-of-use assets during 2020 were TCHF 5,984 and related to the remeasurement of the lease liability following the exercise by the Group of an option for the extension of the lease by 5 years (until December 31, 2026) with a new earliest contractual termination date for both the lessor and the Group on the major real estate lease of December 31, 2025. Disposals under the right-of-use assets related to the return of certain assets to the lessor. Please also see note 22.

in CHF thousands	Lab equipment	Office equipment	IT hardware	Right-of-use assets	Leasehold improvements	Total
2020
Cost
At January 1, 2020	7,456	639	929	3,782	317	13,123
Additions	881	21	549	5,984	—	7,435
Disposals	—	—	(359)	(150)	—	(509)
At December 31, 2020	8,337	660	1,119	9,616	317	20,049
Accumulated depreciation
At January 1, 2020	(5,963)	(579)	(856)	(1,247)	(236)	(8,881)
Depreciation charge for the year	(639)	(38)	(260)	(1,256)	(37)	(2,230)
Disposals	—	—	359	90	—	449
At December 31, 2020	(6,602)	(617)	(757)	(2,414)	(273)	(10,662)
Carrying amount at December 31, 2020	1,735	43	362	7,203	44	9,387